UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (96.4%)(a)
		Shares	Value

Aerospace and defense (7.2%)

Airbus Group SE (France)		87,742	$5,211,523

Bombardier, Inc. Class B (Canada)		1,870,453	2,340,694

Embraer SA ADR (Brazil)(S)		48,600	1,243,188

General Dynamics Corp.		63,800	8,801,210

Honeywell International, Inc.		136,800	12,953,592

L-3 Communications Holdings, Inc.		83,700	8,748,324

Northrop Grumman Corp.		101,900	16,910,305

Raytheon Co.		77,600	8,478,576

Rockwell Collins, Inc.		27,500	2,250,600

United Technologies Corp.		56,500	5,027,935

			71,965,947
Airlines (0.7%)

American Airlines Group, Inc.		100,500	3,902,415

Spirit Airlines, Inc.(NON)		67,400	3,188,020

			7,090,435
Automobiles (0.3%)

General Motors Co.		95,600	2,869,912

			2,869,912
Banks (11.2%)

Bank of America Corp.		1,093,145	17,031,199

Citigroup, Inc.		526,350	26,112,224

JPMorgan Chase & Co.		540,286	32,941,237

KeyCorp		342,300	4,453,323

PacWest Bancorp		39,600	1,695,276

Regions Financial Corp.		511,300	4,606,813

Wells Fargo & Co.		494,120	25,373,062

			112,213,134
Beverages (0.3%)

PepsiCo, Inc.		31,700	2,989,310

			2,989,310
Biotechnology (0.2%)

Gilead Sciences, Inc.		24,600	2,415,474

			2,415,474
Building products (0.5%)

Fortune Brands Home & Security, Inc.		107,400	5,098,278

			5,098,278
Capital markets (4.9%)

AllianceBernstein Holding LP (Partnership shares)		122,600	3,261,160

Bank of New York Mellon Corp. (The)		107,500	4,208,625

Charles Schwab Corp. (The)		226,300	6,463,128

E*Trade Financial Corp.(NON)		83,500	2,198,555

Goldman Sachs Group, Inc. (The)		50,569	8,786,869

KKR & Co. LP		304,732	5,113,403

Morgan Stanley		345,064	10,869,516

State Street Corp.		117,900	7,924,059

			48,825,315
Chemicals (3.2%)

Axalta Coating Systems, Ltd.(NON)		188,735	4,782,545

Axiall Corp.		63,500	996,315

CF Industries Holdings, Inc.		56,400	2,532,360

Dow Chemical Co. (The)		177,400	7,521,760

E.I. du Pont de Nemours & Co.(S)		142,900	6,887,780

Huntsman Corp.		211,500	2,049,435

Linde AG (Germany)		14,896	2,412,922

Monsanto Co.		41,700	3,558,678

Symrise AG (Germany)		26,321	1,581,076

			32,322,871
Commercial services and supplies (0.7%)

Tyco International PLC		212,275	7,102,722

			7,102,722
Communications equipment (1.2%)

Cisco Systems, Inc.		473,700	12,434,625

			12,434,625
Consumer finance (0.9%)

American Express Co.		118,500	8,784,405

			8,784,405
Containers and packaging (0.6%)

Packaging Corp. of America		93,200	5,606,912

			5,606,912
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		131,683	451,673

			451,673
Diversified telecommunication services (1.1%)

AT&T, Inc.		158,900	5,176,962

Verizon Communications, Inc.		138,472	6,024,917

			11,201,879
Electric utilities (1.7%)

American Electric Power Co., Inc.		48,200	2,740,652

Edison International		68,500	4,320,295

Exelon Corp.		332,600	9,878,220

			16,939,167
Energy equipment and services (1.5%)

Baker Hughes, Inc.		78,300	4,074,732

Ezion Holdings, Ltd. (Singapore)(S)		1,597,640	735,301

Halliburton Co.		165,200	5,839,820

Schlumberger, Ltd.		69,889	4,820,244

			15,470,097
Food and staples retail (2.4%)

CVS Health Corp.		173,300	16,719,984

Wal-Mart Stores, Inc.		114,200	7,404,728

			24,124,712
Food products (1.5%)

Hershey Co. (The)		49,300	4,529,684

Kraft Heinz Co. (The)		58,300	4,114,814

Mondelez International, Inc. Class A		161,800	6,774,566

			15,419,064
Health-care equipment and supplies (2.5%)

Abbott Laboratories		62,200	2,501,684

Baxter International, Inc.		107,100	3,518,235

Boston Scientific Corp.(NON)		184,400	3,026,004

C.R. Bard, Inc.		28,800	5,365,728

Medtronic PLC		116,024	7,766,647

Zimmer Biomet Holdings, Inc.(S)		26,400	2,479,752

			24,658,050
Health-care providers and services (1.5%)

Cardinal Health, Inc.		27,300	2,097,186

Cigna Corp.		36,900	4,982,238

HCA Holdings, Inc.(NON)		50,900	3,937,624

UnitedHealth Group, Inc.		37,400	4,338,774

			15,355,822
Hotels, restaurants, and leisure (1.3%)

Hilton Worldwide Holdings, Inc.		370,000	8,487,800

Penn National Gaming, Inc.(NON)		164,042	2,752,625

Vail Resorts, Inc.		17,800	1,863,304

			13,103,729
Household durables (0.6%)

PulteGroup, Inc.		198,500	3,745,695

Whirlpool Corp.		12,400	1,826,024

			5,571,719
Household products (0.9%)

Kimberly-Clark Corp.		31,400	3,423,856

Procter & Gamble Co. (The)		71,500	5,143,710

			8,567,566
Independent power and renewable electricity producers (1.5%)

Calpine Corp.(NON)		512,733	7,485,902

NRG Energy, Inc.		507,600	7,537,860

			15,023,762
Industrial conglomerates (1.7%)

General Electric Co.		516,770	13,032,939

Siemens AG (Germany)		40,691	3,635,466

			16,668,405
Insurance (5.3%)

ACE, Ltd.(S)		41,000	4,239,400

American International Group, Inc.		311,200	17,682,384

Assured Guaranty, Ltd.		185,267	4,631,675

Genworth Financial, Inc. Class A(NON)		360,000	1,663,200

Hartford Financial Services Group, Inc. (The)(S)		267,500	12,246,150

MetLife, Inc.		133,713	6,304,568

Prudential PLC (United Kingdom)		317,835	6,719,209

			53,486,586
Internet and catalog retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	8

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Brazil)(F)(RES)(NON)		15,020	391,191

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	8

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)		4	3

			391,210
Internet software and services (1.1%)

Google, Inc. Class C(NON)		15,515	9,439,636

Yahoo!, Inc.(NON)		68,400	1,977,444

			11,417,080
Media (3.1%)

Comcast Corp. Class A		125,200	7,121,376

Discovery Communications, Inc. Class A(NON)(S)		96,900	2,522,307

DISH Network Corp. Class A(NON)		71,700	4,182,978

Liberty Global PLC Ser. C (United Kingdom)(NON)		176,400	7,235,928

Time Warner Cable, Inc.		18,100	3,246,597

Time Warner, Inc.		95,600	6,572,500

			30,881,686
Metals and mining (0.5%)

Alcoa, Inc.		185,800	1,794,828

BHP Billiton, Ltd. (Australia)		99,739	1,573,055

Goldcorp, Inc. (Canada)		35,900	449,468

Newmont Mining Corp.		47,500	763,325

			4,580,676
Multi-utilities (0.5%)

PG&E Corp.		87,700	4,630,560

			4,630,560
Multiline retail (0.3%)

Macy's, Inc.		52,300	2,684,036

			2,684,036
Oil, gas, and consumable fuels (10.3%)

Anadarko Petroleum Corp.		153,900	9,294,021

Apache Corp.		86,500	3,387,340

Cabot Oil & Gas Corp.		201,800	4,411,348

Concho Resources, Inc.(NON)		50,700	4,983,810

ConocoPhillips		182,800	8,767,088

CONSOL Energy, Inc.(S)		125,100	1,225,980

Devon Energy Corp.		142,500	5,285,325

Diamondback Energy, Inc.(NON)		45,700	2,952,220

Energen Corp.		53,400	2,662,524

EOG Resources, Inc.		37,800	2,751,840

Exxon Mobil Corp.		143,818	10,692,868

Gulfport Energy Corp.(NON)		154,200	4,576,656

Marathon Oil Corp.		295,400	4,549,160

MarkWest Energy Partners LP		85,700	3,677,387

Nordic American Tankers, Ltd. (Norway)(S)		141,100	2,144,720

Pioneer Natural Resources Co.		38,800	4,719,632

Royal Dutch Shell PLC ADR Class A (United Kingdom)		137,313	6,507,263

Scorpio Tankers, Inc.		310,900	2,850,953

Southwestern Energy Co.(NON)		143,500	1,821,015

Suncor Energy, Inc. (Canada)		155,127	4,148,732

Total SA ADR (France)(S)		170,400	7,618,584

Whiting Petroleum Corp.(NON)		275,756	4,210,794

			103,239,260
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)		196,300	2,795,312

			2,795,312
Personal products (1.6%)

Avon Products, Inc.(S)		691,363	2,246,930

Coty, Inc. Class A(NON)(S)		215,781	5,839,034

Edgewell Personal Care Co.		93,500	7,629,600

			15,715,564
Pharmaceuticals (11.4%)

AbbVie, Inc.		89,000	4,842,490

Allergan PLC(NON)		32,000	8,697,920

AstraZeneca PLC ADR (United Kingdom)(S)		311,600	9,915,112

Bristol-Myers Squibb Co.		159,400	9,436,480

Eli Lilly & Co.		142,900	11,959,301

Johnson & Johnson		162,400	15,160,040

Merck & Co., Inc.		331,925	16,393,776

Pfizer, Inc.		617,254	19,387,948

Sanofi ADR (France)		108,100	5,131,507

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		107,900	6,092,034

Zoetis, Inc.		177,702	7,317,768

			114,334,376
Real estate investment trusts (REITs) (1.0%)

Altisource Residential Corp.(S)		104,727	1,457,800

American Tower Corp.		36,700	3,228,866

Gaming and Leisure Properties, Inc.		168,900	5,016,330

			9,702,996
Road and rail (0.6%)

Union Pacific Corp.		67,400	5,958,834

			5,958,834
Semiconductors and semiconductor equipment (1.6%)

Canadian Solar, Inc. (Canada)(NON)(S)		79,700	1,324,614

Intel Corp.		243,100	7,327,034

Lam Research Corp.		36,463	2,382,128

Micron Technology, Inc.(NON)		201,100	3,012,478

ON Semiconductor Corp.(NON)		194,800	1,831,120

			15,877,374
Software (2.0%)

Microsoft Corp.		292,600	12,950,476

Oracle Corp.		130,300	4,706,436

TiVo, Inc.(NON)		281,200	2,435,192

			20,092,104
Specialty retail (1.9%)

Advance Auto Parts, Inc.		14,400	2,729,232

Bed Bath & Beyond, Inc.(NON)(S)		44,700	2,548,794

Gap, Inc. (The)(S)		112,400	3,203,400

Home Depot, Inc. (The)		33,800	3,903,562

Michaels Cos., Inc. (The)(NON)		90,600	2,092,860

Sally Beauty Holdings, Inc.(NON)		84,700	2,011,625

Tile Shop Holdings, Inc.(NON)		254,000	3,042,920

			19,532,393
Technology hardware, storage, and peripherals (2.9%)

Apple, Inc.		79,200	8,735,760

EMC Corp.		258,800	6,252,608

Hewlett-Packard Co.		215,410	5,516,650

QLogic Corp.(NON)		205,700	2,108,425

Samsung Electronics Co., Ltd. (South Korea)		6,601	6,348,160

			28,961,603
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.		400,487	6,371,748

			6,371,748
Tobacco (0.6%)

Philip Morris International, Inc.		79,400	6,298,802

			6,298,802
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)		211,210	6,703,805

			6,703,805

Total common stocks (cost $868,389,800)			$965,930,990

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		2,629	$2,480,356

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.(NON)		12,313	1,152,035

Total convertible preferred stocks (cost $3,860,300)			$3,632,391

SHORT-TERM INVESTMENTS (9.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	56,398,836	$56,398,836

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	33,477,687	33,477,687

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	450,000	450,000

U.S. Treasury Bills 0.16%, February 11, 2016		$1,000,000	999,908

U.S. Treasury Bills 0.02%, October 8, 2015		50,000	50,000

Total short-term investments (cost $91,375,954)			$91,376,431

TOTAL INVESTMENTS

Total investments (cost $963,626,054)(b)			$1,060,939,812

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $42,760,078) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/16/15	$24,450,534	$24,747,129	$296,595
	Euro	Sell	12/16/15	8,688,097	8,796,645	108,548
JPMorgan Chase Bank N.A.
	Euro	Sell	12/16/15	9,103,180	9,216,304	113,124

Total						$518,267

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,001,866,606.
(b)	The aggregate identified cost on a tax basis is $973,978,684, resulting in gross unrealized appreciation and depreciation of $186,770,891 and $99,809,763, respectively, or net unrealized appreciation of $86,961,128.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $391,210, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$43,117,683	$163,567,738	$173,207,734	$34,545	$33,477,687
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)
Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $56,398,836, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $55,708,074.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$75,095,148	$—	$391,210
Consumer staples	73,115,018	—	—
Energy	117,974,056	735,301	—
Financials	232,664,975	6,719,209	—
Health care	156,763,722	—	—
Industrials	105,037,632	8,846,989	—
Information technology	82,434,626	6,348,160	—
Materials	39,738,718	5,567,053	—
Telecommunication services	17,905,684	—	—
Utilities	36,593,489	—	—
Total common stocks	937,323,068	28,216,712	391,210
Convertible preferred stocks	—	3,632,391	—
Short-term investments	33,927,687	57,448,744	—

Totals by level	$971,250,755	$89,297,847	$391,210

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$518,267	$—

Totals by level	$—	$518,267	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$518,267	$—

Total	$518,267	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$35,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$405,143	$113,124	$518,267

	Total Assets	$405,143	$113,124	$518,267

	Liabilities:
	Forward currency contracts#	—	—	—

	Total Liabilities	$—	$—	$—

	Total Financial and Derivative Net Assets	$405,143	$113,124	$518,267
	Total collateral received (pledged)##†	$300,000	$113,124
	Net amount	$105,143	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015